DREYFUS PREMIER VALUE EQUITY FUNDS
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

March 5, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:	Dreyfus Premier Value Equity Funds (the "Fund") Registration File Nos. 33-06013; 811-04688

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)	the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund's Registration Statement; and

(2)	the text of the Fund's Registration Statement was filed electronically on February 27, 2004.

DREYFUS PREMIER VALUE EQUITY FUNDS

By: /s/ John B. Hammalian
        John B. Hammalian
        Secretary